8 INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Valuation allowance
	2012	2011

Current:
Federal	$—	$—
State	—	—

	—	—

Deferred:
Federal	(148,142)	$(59,183)
State	(15,816)	(6,319)
Change in Valuation allowance	163,958	65,501
	$—	$—

Deferred tax assets
	2012	2011

Deferred Tax Assets:
Net operating losses	$120,219	$27,382
Stock compensation	115,449	44,328
Net deferred tax assets	235,668	71,710

Valuation allowance	(235,668)	(71,710)

	$—	$—

Reconciliation between tax rate and tax effective tax rate
	2012	2011

Statutory federal income tax rate	34%	(34%)
State taxes, net of federal income tax	3.63%	(3.63%)
Effect of change in valuation allowance	(23.60%)	(36.42%)
Non deductible expenses	(14.03%)	(1.21%)

	0%	0%